Financial Assets at Fair Value Through Profit or Loss and Stock Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Fair Value Through Profit or Loss and Stock Loan [Abstract]
Loans receivable stated in interest rate percentage	2.00%
Stock loan		$ 13,317